Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of the derivative warrant liability
Balance as of January 1, 2020	$0
Fair value of warrant liability to be issued to third-party upon IPO (note 9a)	62
Change in fair value	75
Balance as of December 31, 2021	137
Issuance of warrants in connection with the IPO	8,220
Change in fair value	(2,822)
Classification to additional paid in capital	(3,319)
Balance as of December 31, 2022	(2,216)

Schedule of fair value of the IPO warrants and additional warrants
2022
Expected volatility	77.57%-78.89%
Exercise price	$2.02-4.04
Share price	$1.53-1.865
Risk-free interest rate	3.27%-4.04%
Dividend yield	-
Expected life	3-4.74
WACC	21.5%-23.3%